Events after the balance sheet date	12 Months Ended
Dec. 31, 2020
Events After Reporting Period [Abstract]
Events after the balance sheet date

36	Events after the balance sheet date
.
An interim dividend for 2020 of $0.15 per ordinary share (a distribution of approximately $3,055m) was declared by the Directors after
31 December 2020. HSBC Holdings called $1,450m 6.20% non-cumulative US dollar preference shares on 10 December 2020. The security was redeemed and cancelled on 13 January 2021. These accounts were approved by the Board of Directors on 23 February 2021 and authorised for issue.